Fair Value of Assets and Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 98,974
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(67)	€ 286
Closing balance	87,142	98,974
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	1,525	1,438
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(67)	286
Issue of liabilities	500	68
Early repayment of liabilities	(421)	(86)
Maturity/settlement	(187)	(62)
Transfers into Level 3	16	27
Transfers out of Level 3	(120)	(149)
Exchange rate differences	(4)	6
Changes in the composition of the group and other changes		(3)
Closing balance	1,242	1,525
Level 3 [member] | Trading liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	1,378	1,239
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(105)	277
Issue of liabilities	485	53
Early repayment of liabilities	(399)	(62)
Maturity/settlement	(187)	(62)
Transfers into Level 3	16	16
Transfers out of Level 3	(111)	(86)
Exchange rate differences	(4)	6
Changes in the composition of the group and other changes		(3)
Closing balance	1,073	1,378
Level 3 [member] | Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	24	1
Realised gain/loss recognised in the statement of profit or loss during the period1,2	44	12
Issue of liabilities	1	11
Early repayment of liabilities	(1)	(11)
Transfers into Level 3		11
Closing balance	68	24
Level 3 [member] | Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	123	198
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(6)	(3)
Issue of liabilities	14	4
Early repayment of liabilities	(21)	(13)
Transfers out of Level 3	(9)	(63)
Closing balance	€ 101	€ 123